Fair Value Disclosures - Level 3 Securities Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair value disclosure
Cost or Amortized Cost	$ 120,126
Level 3 | Single broker quotes
Fair value disclosure
Cost or Amortized Cost		$ 74
Level 3 | Independent and non-binding broker quotes
Fair value disclosure
Cost or Amortized Cost	$ 1,020	$ 1,134